Related Parties	6 Months Ended
Jun. 30, 2022
Disclosure of transactions between related parties [abstract]
Related Parties	RELATED PARTIES
As at June 30, 2022, the Company’s related parties include the Chairman of the Board of Directors (Jean-Paul Kress), the Chief Executive Officer (Gil Beyen), the two Deputy General Managers (Jérôme Bailly and Eric Soyer), members of the Board of Directors and members of the executive committee.
The remuneration of directors and other members of the executive committee was as set forth in the table below.

	06/30/2021			06/30/2022
(amounts in thousands of euros)	Salary / fees	Retirement benefits	Share based payments	Salary / fees	Retirement benefits	Share based payments
Executive officers / VP and qualified person	593	11	254	630	110	222
Executive committee	764	12	183	993	61	20
Board of directors	153	0	1	193
Total	1,510	23	438	1,816	171	242
The Company has no other related parties.